SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Concentrate revenue from contracts with customers	$ 7,569	$ 9,451	$ 24,557	$ 28,736
Provisional pricing adjustments on concentrate sales	(587)	(300)	(1,297)	(87)
Total revenue	$ 6,982	$ 9,151	$ 23,260	$ 28,649